Document and Entity Information	May 07, 2020
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2020
Entity Registrant Name	ACADIA Pharmaceuticals Inc
Entity Central Index Key	0001070494
Entity Emerging Growth Company	false
Entity File Number	000-50768
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1376651
Entity Address, Address Line One	3611 Valley Centre Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	558-2871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.0001 per share
Trading Symbol	ACAD
Security Exchange Name	NASDAQ